Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases
Schedule of minimum rent commitments under non-cancelable operating leases

Minimum rent commitments under non-cancelable operating leases at December 31, 2013 were as follows:

Years Ending December 31,	RMB
2014	130,778
2015	124,509
2016	115,566
2017	95,639
2018	73,553
Thereafter	86,405
Total minimum lease payments	626,450

Schedule of total rent expense on operating leases, including contingent rent
	For Years Ended December 31,
	2011	2012	2013
	RMB
Minimum rent on real property	93,811	118,219	120,141
Contingent rent	4,213	5,330	11,186
Total	98,024	123,549	131,327